Acquisitions (FY)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions
8.	Acquisitions
Eyechronic
On January 14, 2022, the Company acquired all the equity interests of Eyechronic LLC (“Eyechronic”) d/b/a Enlighten and rebranded as WM Screens, a Delaware limited liability company and a provider of software, digital signage services and multi-media offerings to dispensaries and brands, for total consideration of approximately $29.4 million. The Company accounted for the Eyechronic acquisition as an acquisition of a business under ASC 805, Business Combinations (“ASC 805”). The acquired assets and liabilities of Eyechronic were recorded at their acquisition date fair values.
The following table summarizes the components of consideration and the estimated fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration(1)	$697
Share consideration(2)	28,725
Total consideration	$29,422

(1)
Includes $0.2 million settlement of pre-existing accounts payable with Eyechronic and holdback of $0.1 million recorded within other current liabilities on the Company’s accompanying consolidated balance sheets.

(2)
The fair value of share consideration was calculated based on 5,399,553 shares of Class A common stock multiplied by the share price on the closing date of $5.32. This includes 677,847 of holdback shares to be issued subject to customary indemnification obligations.

Estimated Assets Acquired and Liabilities Assumed:
Assets acquired:
Cash	$118
Accounts receivable	835
Other current assets	37
Fixed assets	2,826
Software technology	825
Trade name	103
Customer relationships	3,631
Order Backlog	210
Goodwill	23,073
Total assets acquired	$31,658
Liabilities assumed:
Accounts payable	$(460)
Other current liabilities	(8)
Deferred revenue	(96)
Other liabilities	(22)
Long-term liabilities	(1,650)
Total liabilities assumed	$(2,236)
Total net assets acquired	$29,422
During the fourth quarter of 2022, the Company made an adjustment to the purchase price allocation of Eyechronic related to certain pre-acquisition deferred tax and other sales tax liabilities that resulted in an increase of long-term liabilities of $1.7 million.
During the year ended December 31, 2022, the Company incurred transaction expenses associated with the Eyechronic acquisition of $0.1 million, which is included in general and administrative expenses in the accompanying consolidated statements of operations.
The revenue and operating loss from Eyechronic included the Company’s consolidated statements of operations for the year ended December 31, 2022 were not material. Pro forma revenue and earnings amounts on a combined basis have not been presented as they are not material to the Company’s historical pre-acquisition financial statements.
For acquisitions, the excess of the purchase price over the estimated fair values of the net assets acquired, including identifiable intangible assets, is recorded as goodwill. Goodwill is primarily attributable to the expected synergies from combining operations. Goodwill recognized was allocated to the Company’s one operating segment and is generally deductible for tax purposes.
The fair values of the trade name and software technology intangible assets are determined using an “income approach”, specifically, the relief-from royalty approach, which is a commonly accepted valuation approach. This approach is based on the assumption that in lieu of ownership, a firm would be willing to pay a royalty in order to exploit the related benefits of these assets. Owning these intangible assets means that the underlying entity wouldn’t have to pay for the privilege of deploying those assets. Therefore, a portion of the acquired entity’s earnings, equal to the after-tax royalty that would have been paid for the use of the assets, can be attributed to the firm’s ownership. The fair values of the customer relationships and customer backlog assets were also determined using an “income approach”, specifically a multi-period excess earnings approach, which is a commonly accepted valuation approach. Under this approach, the net earnings attributable to the asset or liability being measured are isolated using the discounted projected net cash flows. These projected cash flows are isolated from the projected cash flows of the combined asset group over the remaining economic life of the intangible asset or liability being measured. Both the amount and the duration of the cash flows are considered from a market participant perspective. Where appropriate, the net cash flows were adjusted to reflect the potential attrition of existing customers in the future, as existing customers are a “wasting” asset and are expected to decline over time.
In December 31, 2023, the Company completed the sunset of certain product offerings including WM Screens, a product offering associated with our acquisition of Eyechronic, as the Company continues to focus the efforts on other Weedmaps for Business products that support the Weedmaps marketplace and improve the eCommerce experience for the Company’s clients and users. For the year ended December 31, 2023 the Company recorded impairment charges of $3.8 million related to intangible assets and $2.6 million related to property and equipment associated with the sunset of WM Screens, which is included in asset impairment charges in the consolidated statements of operations.
Transport Logistics Holding
On September 29, 2021, the Company acquired all of the equity interests of Transport Logistics Holding Company, LLC (“TLH”), a logistics platform that enables the compliant delivery of cannabis, for total consideration of approximately $15.1 million. The Company accounted for the TLH acquisition as an acquisition of a business under ASC 805.
The following table summarizes the components of consideration and the fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration(1)	$5,000
Share consideration(2)	10,126
Total consideration	$15,126

Assets Acquired:
Software technology	$249
Trade name	59
Customer relationships	170
Goodwill	14,648
Total asset acquired	$15,126

(1)	Includes holdback of $1.0 million, which was paid during the second quarter of 2022.
(2)
The fair value of share consideration issued in connection with the TLH acquisition was calculated based on 694,540 shares of Class A common stock issued multiplied by the share price on the closing date of $14.58.

Goodwill is primarily attributable to the expected synergies from combining operations. Goodwill recognized was allocated to the Company’s one operating segment and is generally deductible for tax purposes.
The fair values of the trade name intangible assets were determined using an “income approach”, specifically, the relief-from royalty approach, as described above. The fair value of the software technology intangible asset was also determined using an “income approach”, specifically a multi-period excess earnings approach, as described above. The fair value of the customer relationships was determined using an “income approach”, as described above.
Sprout
On September 3, 2021, the Company acquired certain assets of the Sprout business (“Sprout”), a leading, cloud-based customer relationship management (“CRM”) and marketing platform for the cannabis industry, for total consideration of approximately $31.2 million. The Company accounted for the Sprout acquisition as an acquisition of a business under ASC 805.
The following table summarizes the components of consideration and the fair value of assets acquired (in thousands):

Consideration Transferred:
Cash consideration	$12,000
Share consideration(1)	19,186
Total consideration	$31,186

Assets Acquired and Liabilities Assumed:
Asset acquired:
Software technology	$2,973
Trade name	217
Customer relationships	1,410
Goodwill	26,686
Total assets acquired	31,286
Liabilities assumed:
Other current liabilities	(100)
Total net assets acquired	$31,186

(1)
The fair value of share consideration issued in connection with the Spout acquisition was calculated based on 1,244,258 shares of Class A common stock issued multiplied by the share price on the closing date of $15.42.

Goodwill is primarily attributable to the expected synergies from combining operations. Goodwill recognized was allocated to the Company’s one operating segment and is generally deductible for tax purposes.
The fair values of the trade name intangible assets were determined using an “income approach”, specifically, the relief-from royalty approach, as described above. The fair value of the software technology intangible asset was also determined using an “income approach”, specifically a multi-period excess earnings approach, as described above. The fair value of the customer relationships was determined using an “income approach”, specifically, the With-and-Without method, which is a commonly accepted valuation approach. This method estimates the value of customer-related assets by quantifying the impact on cash flows under a scenario in which the customer-related assets must be replaced and assuming all of the existing assets are in place except the customer-related assets. Essentially, it estimates the intangible asset’s value by calculating the difference between the two discounted cash-flow models. One that represents the status quo for the business enterprise with the asset in place and the second that represents the business enterprise with everything in place besides the customer-related asset. The projected cash flow period is the time-period it takes to build back up to that status quo. The difference between the two cash flows represents the calculated value of the customer-related asset.
In December 31, 2023, the Company completed the sunset of certain product offerings including WM CRM, a product offering associated with the acquisition of Sprout, as the Company continues to focus the efforts on other
Weedmaps for Business products that support the Weedmaps marketplace and improve the eCommerce experience for the Company’s clients and users. For the year ended December 31, 2023 the Company recorded an impairment charge of $2.3 million related to intangible assets and $0.1 million related to property and equipment associated with WM CRM, which is included in asset impairment charges in the consolidated statements of operations.
Pro Forma Results and Acquisition-Related Costs
The consolidated financial statements for the years ended December 31, 2023, 2022 and 2021 include the financial results of the above acquisitions from the date of the acquisitions. Pro forma financial results have not been presented since these acquisitions were not material to our financial results.